Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management
Disclosure of categories of material financial assets and liabilities

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Financial assets
Cash and cash equivalents	€1,151,211	€973,241	€340,314
Restricted cash (current and non-current)	1,158	7,668	7,903
Trade receivables	22,133	6,629	1,494
R&D incentives receivables (current and non-current)	75,783	64,342	58,545
Current financial asset from share subscription agreement	—	—	8,371
Available-for-sale financial assets	1,754	2,351	—
Other amounts receivable	5,289	3,078	2,426
Total financial assets	€1,257,329	€1,057,309	€419,052

Financial liabilities
Trade & other payables	€47,122	€31,269	€29,482
Other non-current liabilities	1,597	2,469	2,291
Leasing debts	9	63	115
Tax payable	865	1,022	2,583
Total financial liabilities	€49,592	€34,823	€34,471

Disclosure of aging balance of receivables that are due, but that are still considered collectable

	December 31,
	2017	2016	2015
	(Euro, in thousands)
60 - 90 days		€170	€86
90 - 120 days	€1
more than 120 days		€54	€17

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk

	Year ended December 31,
	2017	2016	2015
Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(21,083)	€(16,863)	€506
Increase in Euros - GB Pounds	122	130	164
Increase in Euros - CH Francs	203	165	169
Increase in Euros - HR Kunas	(185)	(95)	(50)
Increase in U.S. Dollars - GB Pounds	€(831)	€(913)	€(907)